Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 1,418	€ 1,669	€ 1,508
Basic weighted average number of shares in issue (million) (in shares)	460,000,000	459,000,000	457,000,000
Effect of dilutive potential shares (million) (in shares)	1,000,000	0	1,000,000
Diluted weighted average number of shares in issue (million) (in shares)	461,000,000	459,000,000	458,000,000
Basic earnings per share (in EUR per share)	€ 3.08	€ 3.64	€ 3.30
Diluted earnings per share (in EUR per share)	€ 3.08	€ 3.63	€ 3.29
Number of shares issued and fully paid (in shares)	460,947,057	459,200,818	457,106,453
Number of treasury shares held (in shares)	92,564	0
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0	0